Goodwill and impairment review of goodwill - Disclosure of goodwill by segment (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 12,472	$ 11,960	$ 12,373
gas & low carbon energy
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,095	2,232
Amount by which unit's recoverable amount exceeds its carrying amount	5,886	12,971
oil production & operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,925	4,925
Amount by which unit's recoverable amount exceeds its carrying amount	18,854	36,045
customers & products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	5,431	4,740
customers & products | Castrol
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,672	2,524
customers & products | US fuels
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	792	606
customers & products | European fuels
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	839	815
customers & products | Archaea Energy Inc.
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	707	409
customers & products | Other Products [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	421	386
other businesses & corporate
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 21	$ 63